PROPERTY AND EQUIPMENT (Details)	Dec. 31, 2021 USD ($)
Net Property And Equipment Disposed	$ (40,385)
Property And Equipment, Gross	47,725
Accumulated Depreciation	(7,340)
Property And Equipment, Net	0
Robotics and testing equipment [Member]
Property And Equipment, Gross	46,200
Office furniture and equipment [Member]
Property And Equipment, Gross	$ 1,525